Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Condensed Cash Flow Statement of Parent Company - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	3 Months Ended	12 Months Ended
	Dec. 02, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income/(loss) for the year	$ (102,967)	¥ (709,340)	¥ (52,805)	¥ 161,005
Share-based compensation	(118)	(816)	1,865	(10,631)
Investment income				(211)
Finance costs	1,739	11,978	20,304	12,288
Equity in earnings of subsidiaries and VIEs	67,698	466,371	(7,386)	(145,670)
Other receivables, deposits and other assets	(131)	(904)	(734)	(3,050)
Accrued expenses and other current liabilities	(675)	(4,648)	(6,463)	(3,572)
Amounts due to subsidiaries and VIEs				100,209
Other non-current assets and liabilities			(1,085)	(1,789)
Amounts due from subsidiaries and VIEs				(254,001)
Net cash used in operating activities	(34,454)	(237,359)	(46,304)	(145,422)
Proceed from redemption of investments upon maturity			13,017	213,860
Proceeds from loan receivable	8,046	55,432
Amounts due from subsidiaries and VIEs	83,899	577,976	(180,391)
Net cash provided by(used in) investing activities	91,945	633,408	(167,374)	213,860
Dividend to shareholders			(92,554)	(184,238)
Repurchase of ordinary shares	(1,342)	(9,245)	(24,628)	(56,058)
Repurchase of bonds	(57,302)	(394,756)	(80,174)	(10,659)
Redemption of bonds	(219,693)	(1,513,460)
Amounts due to subsidiaries and VIEs	(10,515)	(72,439)	17,076
Proceeds from promissory note	127,375	877,487
Net cash provided used in financing activities	(161,477)	(1,112,413)	(180,280)	(250,955)
Net change in cash and cash equivalents and restricted cash	(103,986)	(716,364)	(393,958)	(182,517)
Cash and cash equivalents and restricted cash at beginning of the year	112,969	778,243	1,247,633	1,496,959
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,798	26,168	(75,432)	(66,809)
Cash and cash equivalents and restricted cash at end of the year	$ 12,781	¥ 88,047	¥ 778,243	¥ 1,247,633